LEASE OBLIGATIONS - Maturities of operating leases liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
LEASE OBLIGATIONS
2024 / 2025	€ 999	€ 898
2025 / 2026	729	485
2026 / 2027	645	240
2027 / 2028	215	157
Total undiscounted minimum lease payments	2,588	1,780
Less: current portion	(999)	(898)
Long-term portion	€ 1,589	€ 882